Property and Equipment, Net (Details) - Schedule of property and equipment, net ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 536,801		¥ 610,835
Less: Accumulated depreciation	(264,089)		(225,788)
Impairment loss	(41,889)		(34,595)
Add: Foreign exchange differences	252		290
Construction in progress	720		238
Total	231,795	$ 36,374	350,980
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	346,732		393,388
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	148,459		164,436
Furniture [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	14,480		20,504
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	27,031		32,388
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 99		¥ 119